Long-Term Debt - Schedule of Issued (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Amount	$ 1,789
AWCC, Senior Notes, Fixed Rate 5.70% | Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Rate	5.70%
Amount	$ 900
Other American Water Subsidiaries, Fixed Rate Ranging From 0.00% to 3.71% | Private activity bonds and government funded debt—fixed rate | Other American Water Subsidiaries
Debt Instrument [Line Items]
Rate	2.30%
Amount	$ 89
Other American Water Subsidiaries, Fixed Rate Ranging From 0.00% to 3.71% | Private activity bonds and government funded debt—fixed rate | Other American Water Subsidiaries | Minimum
Debt Instrument [Line Items]
Rate	0.00%
Other American Water Subsidiaries, Fixed Rate Ranging From 0.00% to 3.71% | Private activity bonds and government funded debt—fixed rate | Other American Water Subsidiaries | Maximum
Debt Instrument [Line Items]
Rate	3.71%
AWCC, Senior Notes, Fixed Rate 5.25% | Senior notes—fixed rate | American Water Capital Corp. (AWCC)
Debt Instrument [Line Items]
Rate	5.25%
Amount	$ 800